Postretirement Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Postretirement Benefits [Abstract]
Employment benefits and pension contribution	$ 64,077	$ 50,398	$ 55,231